Related Party Transactions (Details Narrative) (10 K) - USD ($) $ in Thousands								3 Months Ended		12 Months Ended
	Jun. 20, 2018	Nov. 30, 2017	Oct. 12, 2017	Sep. 30, 2017	Aug. 31, 2017	May 18, 2017	Mar. 03, 2017	Mar. 31, 2019	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Stock issued during period shares	750,000	88,700	347,400	220,000	220,000	200,000		43,100,000
Stock issued during period shares						$ 118		$ 2,154
FTS [Member]
Outstanding shares of common stock ownership percentage										33.00%
Demonsaw LLC [Member]
Outstanding shares of common stock ownership percentage							46.00%
Stock issued during period shares							2,000,000
Stock issued during period shares									$ 2,500
Future Tense Secure Systems, Inc [Member]
Consulting fees										$ 137	$ 360
Due to related party										$ 0